PROPERTY, PLANT AND EQUIPMENT - Details (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ (191.0)	$ 0.0
Property, plant and equipment (Note 22)	6,775.2	6,684.8
Impairment loss	(191.0)	0.0
Property, plant and equipment (Note 22)	6,775.2	6,684.8
Interest costs capitalised	$ 0.9	0.0
Capitalisation rate of borrowing costs eligible for capitalisation	3.80%
Cerro Moro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 369.0
Impairment loss	369.0
El Peñón [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	(560.0)
Impairment loss	(560.0)
Tangible exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 22)	495.1	509.6
Property, plant and equipment (Note 22)	495.1	509.6
Tangible exploration and evaluation assets | Cerro Moro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		15.0
Impairment loss		15.0
Capitalized stripping costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 22)	39.4	37.2
Property, plant and equipment (Note 22)	$ 39.4	$ 37.2